Stock-Based Compensation - Summary of Stock Option Activity (Details) - Eagle I Plan - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Options
Beginning outstanding balance (in shares)	19,630
Granted (in shares)	2,367
Exercised (in shares)	(301)
Forfeited (in shares)	(1,108)
Expired (in shares)	(285)
Ending outstanding balance (in shares)	20,303	19,630
Exercisable (in shares)	7,162
Vested or expected to vest (in shares)	17,753
Weighted- Average Exercise Price
Beginning outstanding balance (in usd per share)	$ 15.28
Granted (in usd per share)	19.62
Exercised (in usd per share)	15.06
Forfeited (in usd per share)	15.00
Expired (in usd per share)	15.23
Ending outstanding balance (in usd per share)	14.10	$ 15.28
Exercisable (in usd per share)	14.31
Vested or expected to vest (in usd per share)	$ 14.57
Stock Option Activity, Additional Disclosures
Weighted average remaining contractual term	7 years 9 months 18 days	8 years 7 months 6 days
Exercisable, weighted average remaining contractual term	7 years 7 months 6 days
Vested or expected to vest, weighted average remaining contractual term	7 years 10 months 24 days
Outstanding, aggregate intrinsic value	$ 154,203
Exercisable, aggregate intrinsic value	52,944
Vested or expected to vest, aggregate intrinsic value	$ 126,662